December 22, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


RE: PHL Variable Accumulation Account
PHL Variable Insurance Company
Registration Nos. 333-78761 and 811-08914

To the Commission Staff:

In accordance with Rule 497 (j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information does not differ from that contained in the Registrant's Post-effective Amendment No. 17 to the Registration Statement filed electronically on Form N-4 pursuant to Rule 485(b) on December 19, 2006.

Should you have any questions regarding this filing, please contact the undersigned at (860) 403-5759.

Sincerely,
/s/ Peter Scavongelli



Peter Scavongelli, Esq.
Vice President, Life and Annuity SEC/State Compliance
Phoenix Life Insurance Company